Other Receivables (Information) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Government institutions	$ 108	$ 78
Prepaid expenses	52	43
Insurance receivables	1	26
Current tax assets	79	16
Other	55	62
Total other receivables	$ 295	$ 225